Acquisitions and Divestitures (Pro forma Results of Operations) (Details) - USD ($) $ / shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 56,301	$ 50,473	$ 40,397
Net Income	1,151	532	1,240
Business acquisition pro forma net income (loss) attributable to partners	$ 1,323	$ 423	$ 817
Basic net income (loss) per Limited Partner unit	$ 0	$ 0	$ 0
Diluted net income (loss) per Limited Partner unit	$ 0	$ 0	$ 0